 T. ROWE PRICE
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 Personal Strategy Funds, Inc.
      Personal Strategy Income Fund
      Personal Strategy Growth Fund

 Supplement to prospectus dated October 1, 1997
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 Effective June 1, 1998, Table 3 on page 4 of the prospectus is amended as follows to extend the expense limitation for the Growth Fund at its current level and lower the expense limitation for the Income Fund from 0.95% to 0.90%:

 Table 3  Expense Ratio Limitations
            Limitation Period   Expense Ratio Limitation  Reimbursement Date

            --------------------------------------------------------------------


Income        6/1/98-5/31/00              0.90%                  5/31/02
/a/
            --------------------------------------------------------------------
Balanced      6/1/96-5/31/98              1.05%                  5/31/00
/ b/
            --------------------------------------------------------------------
Growth        6/1/98-5/31/00              1.10%                  5/31/02
/ c/
--------------------------------------------------------------------------------

 /a/
  The Personal Strategy Income Fund previously operated under a 0.95% expense ratio limitation that expired on May 31, 1996. Effective June 1, 1996, T. Rowe Price agreed to extend this limitation through May 31, 1998. Any accrued fees or expenses are subject to reimbursement to T. Rowe Price by the fund whenever the fund's expense ratio is below 0.95%; however, no reimbursement will be made after May 31, 1998 (for the first agreement), May 31, 2000 (for the second agreement), or if it would result in the expense ratio exceeding 0.95%.

 /b/The Personal Strategy Balanced Fund previously operated under a 1.05% expense ratio limitation that expired on May 31, 1996. Any accrued fees or expenses under the previous agreement are subject to reimbursement to T. Rowe Price through May 31, 1998.

 /c/
  The Personal Strategy Growth Fund previously operated under a 1.10% expense ratio limitation that expired on May 31, 1996. Effective June 1, 1996, T. Rowe Price agreed to extend this limitation through May 31, 1998. Any accrued fees or expenses are subject to reimbursement to T. Rowe Price by the fund whenever the fund's expense ratio is below 1.10%; however, no reimbursement will be made after May 31, 1998 (for the first agreement), May 31, 2000 (for the second agreement), or if it would result in the expense ratio exceeding 1.10%.

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 The date of this supplement is June 1, 1998.
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                                                               C11-045 6/1/98